Distribution Date:	12/15/23	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
Determination Date:	12/11/23
Next Distribution Date:	01/18/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2015-C20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-16	Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-19		David Rodgers	(212) 230-9025
Principal Prepayment Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24
Specially Serviced Loan Detail - Part 2	25
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764RBB3	1.405000%	55,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764RBC1	2.790000%	74,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764RBD9	3.069000%	106,000,000.00	16,959,624.80	1,722,605.86	43,374.24	0.00	0.00	1,765,980.10	15,237,018.94	40.64%	30.00%
A-3	61764RBE7	2.988000%	250,000,000.00	156,963,205.34	0.00	390,838.38	0.00	0.00	390,838.38	156,963,205.34	40.64%	30.00%
A-4	61764RBF4	3.249000%	317,319,000.00	317,319,000.00	0.00	859,141.19	0.00	0.00	859,141.19	317,319,000.00	40.64%	30.00%
A-S	61764RBH0	3.605000%	79,364,000.00	79,364,000.00	0.00	238,422.68	0.00	0.00	238,422.68	79,364,000.00	31.01%	23.09%
B	61764RBJ6	4.160000%	73,040,000.00	73,040,000.00	0.00	253,205.33	0.00	0.00	253,205.33	73,040,000.00	22.16%	16.72%
C	61764RBL1	4.454228%	52,780,000.00	52,780,000.00	0.00	195,911.78	0.00	0.00	195,911.78	52,780,000.00	15.75%	12.13%
D	61764RAN8	3.071000%	50,220,000.00	50,220,000.00	0.00	128,521.35	0.00	0.00	128,521.35	50,220,000.00	9.66%	7.75%
E	61764RAQ1	2.850000%	31,131,000.00	31,131,000.00	0.00	73,936.13	0.00	0.00	73,936.13	31,131,000.00	5.89%	5.04%
F	61764RAS7	2.850000%	23,967,000.00	23,967,000.00	0.00	56,921.63	0.00	0.00	56,921.63	23,967,000.00	2.98%	2.95%
G	61764RAU2	2.850000%	33,863,538.00	24,599,774.86	0.00	35,705.53	0.00	0.00	35,705.53	24,599,774.86	0.00%	0.00%
V	61764RAW8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764RAY4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,147,884,540.00	826,343,605.00	1,722,605.86	2,275,978.24	0.00	0.00	3,998,584.10	824,620,999.14

X-A	61764RBG2	1.232859%	882,883,000.00	570,605,830.14	0.00	586,230.35	0.00	0.00	586,230.35	568,883,224.28
X-B	61764RAA6	0.294228%	73,040,000.00	73,040,000.00	0.00	17,908.65	0.00	0.00	17,908.65	73,040,000.00
X-D	61764RAE8	1.383228%	50,220,000.00	50,220,000.00	0.00	57,888.07	0.00	0.00	57,888.07	50,220,000.00
X-E	61764RAG3	1.604228%	31,131,000.00	31,131,000.00	0.00	41,617.67	0.00	0.00	41,617.67	31,131,000.00
X-F	61764RAJ7	1.604228%	23,967,000.00	23,967,000.00	0.00	32,040.43	0.00	0.00	32,040.43	23,967,000.00
X-G	61764RAL2	1.604228%	33,863,538.00	24,599,774.86	0.00	32,886.36	0.00	0.00	32,886.36	24,599,774.86
Notional SubTotal			1,095,104,538.00	773,563,605.00	0.00	768,571.53	0.00	0.00	768,571.53	771,840,999.14

Deal Distribution Total					1,722,605.86	3,044,549.77	0.00	0.00	4,767,155.63

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764RBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764RBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764RBD9	159.99646038	16.25099868	0.40919094	0.00000000	0.00000000	0.00000000	0.00000000	16.66018962	143.74546170
A-3	61764RBE7	627.85282136	0.00000000	1.56335352	0.00000000	0.00000000	0.00000000	0.00000000	1.56335352	627.85282136
A-4	61764RBF4	1,000.00000000	0.00000000	2.70749999	0.00000000	0.00000000	0.00000000	0.00000000	2.70749999	1,000.00000000
A-S	61764RBH0	1,000.00000000	0.00000000	3.00416662	0.00000000	0.00000000	0.00000000	0.00000000	3.00416662	1,000.00000000
B	61764RBJ6	1,000.00000000	0.00000000	3.46666662	0.00000000	0.00000000	0.00000000	0.00000000	3.46666662	1,000.00000000
C	61764RBL1	1,000.00000000	0.00000000	3.71185638	0.00000000	0.00000000	0.00000000	0.00000000	3.71185638	1,000.00000000
D	61764RAN8	1,000.00000000	0.00000000	2.55916667	0.00000000	0.00000000	0.00000000	0.00000000	2.55916667	1,000.00000000
E	61764RAQ1	1,000.00000000	0.00000000	2.37500016	0.00000000	0.00000000	0.00000000	0.00000000	2.37500016	1,000.00000000
F	61764RAS7	1,000.00000000	0.00000000	2.37500021	0.00000000	0.00000000	0.00000000	0.00000000	2.37500021	1,000.00000000
G	61764RAU2	726.43841467	0.00000000	1.05439455	0.67089682	12.75619813	0.00000000	0.00000000	1.05439455	726.43841467
V	61764RAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764RAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764RBG2	646.29835453	0.00000000	0.66399551	0.00000000	0.00000000	0.00000000	0.00000000	0.66399551	644.34723999
X-B	61764RAA6	1,000.00000000	0.00000000	0.24518962	0.00000000	0.00000000	0.00000000	0.00000000	0.24518962	1,000.00000000
X-D	61764RAE8	1,000.00000000	0.00000000	1.15268957	0.00000000	0.00000000	0.00000000	0.00000000	1.15268957	1,000.00000000
X-E	61764RAG3	1,000.00000000	0.00000000	1.33685619	0.00000000	0.00000000	0.00000000	0.00000000	1.33685619	1,000.00000000
X-F	61764RAJ7	1,000.00000000	0.00000000	1.33685609	0.00000000	0.00000000	0.00000000	0.00000000	1.33685609	1,000.00000000
X-G	61764RAL2	726.43841467	0.00000000	0.97114365	0.00000000	0.00000000	0.00000000	0.00000000	0.97114365	726.43841467

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/23 - 11/30/23	30	0.00	43,374.24	0.00	43,374.24	0.00	0.00	0.00	43,374.24	0.00
A-3	11/01/23 - 11/30/23	30	0.00	390,838.38	0.00	390,838.38	0.00	0.00	0.00	390,838.38	0.00
A-4	11/01/23 - 11/30/23	30	0.00	859,141.19	0.00	859,141.19	0.00	0.00	0.00	859,141.19	0.00
X-A	11/01/23 - 11/30/23	30	0.00	586,230.35	0.00	586,230.35	0.00	0.00	0.00	586,230.35	0.00
X-B	11/01/23 - 11/30/23	30	0.00	17,908.65	0.00	17,908.65	0.00	0.00	0.00	17,908.65	0.00
X-D	11/01/23 - 11/30/23	30	0.00	57,888.07	0.00	57,888.07	0.00	0.00	0.00	57,888.07	0.00
X-E	11/01/23 - 11/30/23	30	0.00	41,617.67	0.00	41,617.67	0.00	0.00	0.00	41,617.67	0.00
X-F	11/01/23 - 11/30/23	30	0.00	32,040.43	0.00	32,040.43	0.00	0.00	0.00	32,040.43	0.00
X-G	11/01/23 - 11/30/23	30	0.00	32,886.36	0.00	32,886.36	0.00	0.00	0.00	32,886.36	0.00
A-S	11/01/23 - 11/30/23	30	0.00	238,422.68	0.00	238,422.68	0.00	0.00	0.00	238,422.68	0.00
B	11/01/23 - 11/30/23	30	0.00	253,205.33	0.00	253,205.33	0.00	0.00	0.00	253,205.33	0.00
C	11/01/23 - 11/30/23	30	0.00	195,911.78	0.00	195,911.78	0.00	0.00	0.00	195,911.78	0.00
D	11/01/23 - 11/30/23	30	0.00	128,521.35	0.00	128,521.35	0.00	0.00	0.00	128,521.35	0.00
E	11/01/23 - 11/30/23	30	0.00	73,936.13	0.00	73,936.13	0.00	0.00	0.00	73,936.13	0.00
F	11/01/23 - 11/30/23	30	0.00	56,921.63	0.00	56,921.63	0.00	0.00	0.00	56,921.63	0.00
G	11/01/23 - 11/30/23	30	409,251.06	58,424.47	0.00	58,424.47	22,718.94	0.00	0.00	35,705.53	431,970.00
Totals			409,251.06	3,067,268.71	0.00	3,067,268.71	22,718.94	0.00	0.00	3,044,549.77	431,970.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764RBH0	3.605000%	79,364,000.00	79,364,000.00	0.00	238,422.68	0.00	0.00	238,422.68	79,364,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764RBJ6	4.160000%	73,040,000.00	73,040,000.00	0.00	253,205.33	0.00	0.00	253,205.33	73,040,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764RBL1	4.454228%	52,780,000.00	52,780,000.00	0.00	195,911.78	0.00	0.00	195,911.78	52,780,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			205,184,000.03	205,184,000.00	0.00	687,539.79	0.00	0.00	687,539.79	205,184,000.00

Exchangeable Certificate Details
PST	61764RBK3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,767,155.63
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,085,020.65	Master Servicing Fee	13,812.77
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,410.17
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	344.31
ARD Interest	0.00	Trust Advisor Fee	1,184.69
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,085,020.65	Total Fees	17,751.94

Principal		Expenses/Reimbursements
Scheduled Principal	1,722,605.91	Reimbursement for Interest on Advances	3.59
Unscheduled Principal Collections		ASER Amount	13,321.37
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,298.84
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,095.14
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,722,605.91	Total Expenses/Reimbursements	22,718.94

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,044,549.77
Excess Liquidation Proceeds	0.00	Principal Distribution	1,722,605.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,767,155.63
Total Funds Collected	4,807,626.56	Total Funds Distributed	4,807,626.51

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	826,343,605.00	826,343,605.00	Beginning Certificate Balance	826,343,605.00
(-) Scheduled Principal Collections	1,722,605.91	1,722,605.91	(-) Principal Distributions	1,722,605.86
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.05)	(0.05)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	824,620,999.14	824,620,999.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	826,730,615.19	826,730,615.19	Ending Certificate Balance	824,620,999.14
Ending Actual Collateral Balance	825,073,031.58	825,073,031.58

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	19	173,488,468.58	21.04%	11	4.6848	NAP	Defeased	19	173,488,468.58	21.04%	11	4.6848	NAP
5,000,000 or less	14	51,041,002.13	6.19%	16	4.5153	2.062005	1.30 or less	8	169,595,675.98	20.57%	12	4.4273	0.874048
5,000,001 to 10,000,000	21	160,943,723.98	19.52%	12	4.4669	2.032980	1.31 to 1.40	1	4,937,678.82	0.60%	13	4.3500	1.400000
10,000,001 to 15,000,000	8	95,328,354.71	11.56%	15	4.4993	1.745951	1.41 to 1.50	4	30,899,000.62	3.75%	12	4.5855	1.478792
15,000,001 to 20,000,000	4	66,079,607.34	8.01%	12	4.4492	0.796744	1.51 to 1.60	3	9,723,475.52	1.18%	37	4.3765	1.542625
20,000,001 to 25,000,000	1	20,435,421.83	2.48%	14	4.4500	4.140000	1.61 to 1.70	7	78,764,451.41	9.55%	12	4.3857	1.651720
25,000,001 to 30,000,000	2	55,394,903.42	6.72%	11	4.3470	1.409389	1.71 to 1.80	4	36,097,473.48	4.38%	11	4.4565	1.740649
30,000,001 to 35,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	3	21,351,703.34	2.59%	12	4.3810	1.866790
35,000,001 to 40,000,000	1	35,488,452.41	4.30%	4	4.7600	3.220000	1.91 to 2.00	5	48,237,860.19	5.85%	19	4.5300	1.990370
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	2	8,940,425.47	1.08%	10	4.4928	2.056215
50,000,001 to 85,000,000	1	64,321,768.64	7.80%	13	4.3800	1.110000	2.11 to 2.20	1	11,159,232.42	1.35%	10	4.5240	2.180000
85,000,001 or greater	1	102,099,296.10	12.38%	11	4.1810	3.060000	2.21 to 2.30	2	9,542,754.72	1.16%	12	4.6005	2.272006
Totals	72	824,620,999.14	100.00%	12	4.4800	1.903792	2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.70	2	11,737,420.82	1.42%	11	4.6425	2.535629
							2.71 or greater	11	210,145,377.77	25.48%	10	4.3664	3.204946
							Totals	72	824,620,999.14	100.00%	12	4.4800	1.903792
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	19	173,488,468.58	21.04%	11	4.6848	NAP
							Defeased	19	173,488,468.58	21.04%	11	4.6848	NAP
Alabama	1	2,164,729.85	0.26%	11	4.6500	1.497471
							Industrial	2	14,817,580.48	1.80%	11	4.4745	1.852784
California	11	187,230,483.88	22.71%	12	4.2978	2.859308
							Lodging	14	111,608,490.52	13.53%	12	4.4996	2.306499
Colorado	1	9,803,485.14	1.19%	13	4.2300	1.220000
							Mixed Use	1	11,440,381.22	1.39%	13	4.3050	1.890000
Florida	7	104,230,645.77	12.64%	13	4.3871	1.398167
							Mobile Home Park	1	11,159,232.42	1.35%	10	4.5240	2.180000
Georgia	2	16,652,059.10	2.02%	12	4.5001	2.257734
							Multi-Family	5	97,671,290.28	11.84%	9	4.5137	2.246340
Kentucky	1	3,700,000.00	0.45%	11	4.4500	1.840000
							Office	9	209,343,413.82	25.39%	12	4.2900	1.928094
Louisiana	1	5,296,083.41	0.64%	12	4.4600	1.430000
							Retail	27	178,314,509.32	21.62%	15	4.4904	1.703457
Maryland	1	14,359,560.02	1.74%	35	4.7050	1.970000
							Self Storage	4	16,777,632.50	2.03%	11	4.3916	3.259274
Michigan	1	11,159,232.42	1.35%	10	4.5240	2.180000
							Totals	82	824,620,999.14	100.00%	12	4.4800	1.903792
Minnesota	4	10,458,651.53	1.27%	11	4.4102	3.005733

Nevada	2	13,983,135.94	1.70%	13	4.4441	1.955464

New Hampshire	1	4,973,098.94	0.60%	11	4.5500	2.860000

New York	3	69,971,826.14	8.49%	8	4.6224	1.590718

North Carolina	6	43,942,585.83	5.33%	10	4.5127	1.581695

Pennsylvania	4	14,110,154.97	1.71%	28	4.5725	1.515098

South Carolina	1	1,687,934.45	0.20%	12	5.5700	1.980000

Texas	11	97,275,153.16	11.80%	12	4.3940	1.756188

Utah	2	13,300,247.27	1.61%	12	4.6770	1.650182

Virginia	1	11,062,605.66	1.34%	12	4.5000	1.300000

Washington	1	12,991,251.93	1.58%	13	4.3200	1.660000

Wisconsin	1	2,779,605.15	0.34%	11	4.6500	1.497471

Totals	82	824,620,999.14	100.00%	12	4.4800	1.903792

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	173,488,468.58	21.04%	11	4.6848	NAP	Defeased	19	173,488,468.58	21.04%	11	4.6848	NAP
	4.500% or less	35	477,810,130.33	57.94%	12	4.3330	1.942584	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	16	169,091,711.06	20.51%	12	4.6657	2.218021	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	1	2,542,754.72	0.31%	13	5.0700	2.250000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	1	1,687,934.45	0.20%	12	5.5700	1.980000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	824,620,999.14	100.00%	12	4.4800	1.903792	49 months or greater	53	651,132,530.56	78.96%	12	4.4255	2.015410
								Totals	72	824,620,999.14	100.00%	12	4.4800	1.903792
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	173,488,468.58	21.04%	11	4.6848	NAP	Defeased	19	173,488,468.58	21.04%	11	4.6848	NAP
	60 months or less	52	647,154,860.82	78.48%	12	4.4258	2.018209	Interest Only	6	44,715,000.00	5.42%	12	4.5334	2.320615
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	7	107,890,640.05	13.08%	12	4.4093	1.308209
85 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	39	494,549,220.77	59.97%	12	4.4196	2.145760
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
121 months to 144 months		0	0.00	0.00%	0	0.0000	0.000000	Totals	71	820,643,329.40	99.52%	12	4.4805	1.905458
	145 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	820,643,329.40	99.52%	12	4.4805	1.905458
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	173,488,468.58	21.04%	11	4.6848	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	15,076,820.23	1.83%	11	4.6500	1.497471	61 months to 84 months	1	3,977,669.74	0.48%	72	4.3750	1.560000
	12 months or less	48	610,744,818.53	74.06%	12	4.4180	2.050561	85 months to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	4	25,310,891.80	3.07%	11	4.4718	1.475730	115 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000	121 months to 144 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000	145 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	3,977,669.74	0.48%	72	4.3750	1.560000
	Totals	72	824,620,999.14	100.00%	12	4.4800	1.903792
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30308709	OF	Irvine	CA	Actual/360	4.181%	356,359.30	180,340.45	0.00	N/A	11/10/24	--	102,279,636.50	102,099,296.10	12/10/23
2	30308710	OF	Orlando	FL	Actual/360	4.380%	235,597.89	225,598.43	0.00	N/A	01/01/25	--	64,547,367.07	64,321,768.64	12/01/23
4	30308712	MF	Long Island City	NY	Actual/360	4.760%	141,040.04	67,860.07	0.00	04/04/24	12/04/24	--	35,556,312.48	35,488,452.41	12/04/23
5	30308713	MF	Las Vegas	NV	Actual/360	4.770%	132,196.26	53,416.74	0.00	N/A	11/01/24	--	33,256,921.45	33,203,504.71	12/01/23
7	30308715	MF	Portland	TX	Actual/360	4.430%	104,869.66	48,403.39	0.00	N/A	10/01/24	--	28,407,131.10	28,358,727.71	12/01/23
8	30308716	LO	Paradise Island	BA	Actual/360	5.373%	121,506.81	46,447.16	0.00	N/A	07/01/24	--	27,137,199.24	27,090,752.08	12/01/23
9	30308717	MF	Jacksonville	FL	Actual/360	4.260%	96,144.17	46,688.22	0.00	N/A	01/01/25	--	27,082,863.93	27,036,175.71	12/01/23
10	30308718	LO	Palm Desert	CA	Actual/360	4.450%	75,957.33	47,453.77	0.00	N/A	02/01/25	--	20,482,875.60	20,435,421.83	12/01/23
12	30308720	OF	New York	NY	Actual/360	4.265%	61,904.94	34,194.65	0.00	N/A	12/01/24	--	17,417,568.38	17,383,373.73	01/01/23
13	30308721	RT	Austin	TX	Actual/360	4.200%	57,948.88	37,409.47	0.00	N/A	12/01/24	--	16,556,822.85	16,519,413.38	12/01/23
14	30308722	MF	Houston	TX	Actual/360	4.370%	65,386.95	30,419.20	0.00	N/A	01/01/25	--	17,955,227.53	17,924,808.33	12/01/23
15	30308723	MF	San Antonio	TX	Actual/360	4.610%	64,252.53	31,210.51	0.00	N/A	12/01/24	--	16,725,171.74	16,693,961.23	12/01/23
16	30308724	RT	New York	NY	Actual/360	4.700%	66,975.00	0.00	0.00	N/A	01/05/25	--	17,100,000.00	17,100,000.00	12/05/23
17	30308725	RT	Various	Various	Actual/360	4.650%	58,535.53	29,122.73	0.00	N/A	11/01/24	--	15,105,942.96	15,076,820.23	11/01/23
18	30308726	LO	DuPont	WA	Actual/360	4.320%	46,933.49	45,829.59	0.00	N/A	01/01/25	--	13,037,081.52	12,991,251.93	12/01/23
20	30308728	RT	Rockville	MD	Actual/360	4.705%	56,405.83	26,624.31	0.00	N/A	11/01/26	--	14,386,184.33	14,359,560.02	12/01/23
21	30308729	LO	Charlotte	NC	Actual/360	4.500%	44,231.45	41,922.58	0.00	N/A	09/01/24	--	11,795,052.85	11,753,130.27	11/01/23
22	30308730	OF	Petaluma	CA	Actual/360	4.430%	46,148.05	23,955.52	0.00	N/A	12/01/24	--	12,500,601.54	12,476,646.02	12/01/23
23	30308731	RT	Chandler	AZ	Actual/360	4.510%	42,293.78	26,011.43	0.00	N/A	01/01/25	--	11,253,334.71	11,227,323.28	12/01/23
24	30308732	LO	Herndon	VA	Actual/360	4.500%	41,581.55	25,807.60	0.00	N/A	12/01/24	--	11,088,413.26	11,062,605.66	12/01/23
26	30308734	MU	Reno	NV	Actual/360	4.305%	41,122.22	22,258.91	0.00	N/A	01/01/25	--	11,462,640.13	11,440,381.22	12/01/23
27	30308735	MH	Muskegon	MI	Actual/360	4.524%	42,150.85	21,363.19	0.00	N/A	10/01/24	--	11,180,595.61	11,159,232.42	12/01/23
28	30308736	LO	Fort Myers	FL	Actual/360	4.715%	39,718.23	23,016.20	0.00	N/A	11/01/24	--	10,108,563.37	10,085,547.17	12/01/23
29	30308737	RT	Blue Jay	CA	Actual/360	4.570%	37,456.52	22,824.14	0.00	N/A	11/01/24	--	9,835,408.97	9,812,584.83	12/01/23
30	30308738	RT	Westminster	CO	Actual/360	4.230%	34,629.84	20,581.76	0.00	N/A	01/01/25	--	9,824,066.90	9,803,485.14	12/01/23
32	30308740	LO	Salisbury	NC	Actual/360	4.450%	34,030.37	21,378.69	0.00	N/A	01/01/25	--	9,176,730.24	9,155,351.55	12/01/23
33	30308741	RT	Roswell	GA	Actual/360	4.420%	32,165.78	20,538.24	0.00	N/A	12/01/24	--	8,732,791.26	8,712,253.02	12/01/23
34	30308742	SS	Chatsworth	CA	Actual/360	4.300%	33,309.91	18,156.72	0.00	N/A	12/01/24	--	9,295,789.22	9,277,632.50	12/01/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
35	30308743	RT	Humble	TX	Actual/360	4.270%	32,128.39	18,908.65	0.00	N/A	12/01/24	--	9,029,054.95	9,010,146.30	12/01/23
36	30308744	RT	Huntsville	TX	Actual/360	4.500%	31,811.45	19,743.78	0.00	N/A	12/01/24	--	8,483,053.48	8,463,309.70	12/01/23
37	30308745	MF	Irving	TX	Actual/360	4.500%	34,662.23	15,499.62	0.00	N/A	11/05/24	--	9,243,260.98	9,227,761.36	12/05/23
38	30308746	LO	Lithia Springs	GA	Actual/360	4.588%	30,426.14	18,206.97	0.00	N/A	01/01/25	--	7,958,013.05	7,939,806.08	12/01/23
39	30308747	OF	Weatherford	TX	Actual/360	4.750%	32,227.64	17,068.03	0.00	N/A	12/01/24	--	8,141,718.54	8,124,650.51	12/01/23
40	30308748	RT	Round Rock	TX	Actual/360	4.250%	28,311.86	16,700.64	0.00	N/A	01/01/25	--	7,993,937.92	7,977,237.28	12/01/23
42	30308750	RT	Upland	CA	Actual/360	4.557%	30,920.42	13,456.34	0.00	N/A	12/01/24	--	8,142,309.89	8,128,853.55	12/01/23
43	30308751	IN	Goleta	CA	Actual/360	4.450%	28,041.79	15,529.88	0.00	N/A	11/01/24	--	7,561,831.71	7,546,301.83	12/01/23
44	30308752	MF	Tucson	AZ	Actual/360	4.200%	27,925.68	13,885.29	0.00	N/A	01/01/25	--	7,978,767.14	7,964,881.85	12/01/23
45	30308753	LO	Huntersville	NC	Actual/360	4.500%	24,255.95	22,989.81	0.00	N/A	09/01/24	--	6,468,254.55	6,445,264.74	12/01/23
46	30308754	RT	Goldsboro	NC	Actual/360	4.645%	27,145.32	16,014.17	0.00	N/A	12/01/24	--	7,012,783.22	6,996,769.05	12/01/23
47	30308755	IN	Sacramento	CA	Actual/360	4.500%	27,323.01	14,858.54	0.00	N/A	11/01/24	--	7,286,137.19	7,271,278.65	12/01/23
48	30308756	RT	Philadelphia	PA	Actual/360	4.375%	14,675.21	47,531.66	0.00	N/A	12/01/29	--	4,025,201.40	3,977,669.74	12/01/23
49	30308757	RT	Highland	UT	Actual/360	4.788%	26,110.27	14,757.07	0.00	N/A	11/01/24	--	6,543,926.91	6,529,169.84	12/01/23
50	30308758	RT	West Jordan	UT	Actual/360	4.570%	25,835.02	12,734.38	0.00	N/A	12/01/24	--	6,783,811.81	6,771,077.43	12/01/23
51	30308759	SS	Various	MN	Actual/360	4.505%	28,156.25	0.00	0.00	N/A	10/01/24	--	7,500,000.00	7,500,000.00	12/01/23
52	30308760	RT	Fredericksburg	VA	Actual/360	4.400%	24,715.15	12,841.92	0.00	N/A	02/01/25	--	6,740,496.18	6,727,654.26	12/01/23
54	30308762	RT	Austin	TX	Actual/360	4.700%	24,498.50	12,324.78	0.00	N/A	12/01/24	--	6,254,935.71	6,242,610.93	12/01/23
55	30308763	RT	Fresno	CA	Actual/360	4.480%	23,236.18	12,654.15	0.00	N/A	12/01/24	--	6,223,976.27	6,211,322.12	12/01/23
56	30308764	RT	Los Angeles	CA	Actual/360	4.430%	25,841.67	0.00	0.00	N/A	12/01/24	--	7,000,000.00	7,000,000.00	12/01/23
60	30308768	LO	Concord	NC	Actual/360	4.500%	18,691.35	17,715.68	0.00	N/A	09/01/24	--	4,984,360.43	4,966,644.75	12/01/23
61	30308769	RT	Austin	TX	Actual/360	4.670%	21,492.83	11,843.10	0.00	N/A	10/01/24	--	5,522,781.60	5,510,938.50	12/01/23
62	30308770	RT	Youngsville	LA	Actual/360	4.460%	19,729.94	12,419.91	0.00	N/A	12/01/24	--	5,308,503.32	5,296,083.41	12/01/23
63	30308771	RT	Morristown	TN	Actual/360	4.470%	23,607.19	0.00	0.00	N/A	12/01/24	--	6,337,500.00	6,337,500.00	12/01/23
64	30308772	RT	Estero	FL	Actual/360	4.540%	10,105.69	6,184.38	0.00	N/A	12/01/24	--	2,671,108.36	2,664,923.98	12/01/23
65	30308773	OF	Houston	TX	Actual/360	4.715%	5,908.39	3,443.33	0.00	N/A	10/01/24	--	1,503,725.84	1,500,282.51	12/01/23
66	30308774	98	Cincinnati	OH	Actual/360	4.715%	4,103.05	2,391.20	0.00	N/A	10/01/24	--	1,044,254.09	1,041,862.89	12/01/23
67	30308775	LO	Lumberton	NC	Actual/360	4.500%	17,407.22	16,498.56	0.00	N/A	09/01/24	--	4,641,924.03	4,625,425.47	12/01/23

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
69	30308777	LO	Concord	NH	Actual/360	4.550%	18,900.31	11,597.78	0.00	N/A	11/01/24	--	4,984,696.72	4,973,098.94	12/01/23
71	30308779	OF	The Woodlands	TX	Actual/360	4.350%	17,931.53	8,950.31	0.00	N/A	01/01/25	--	4,946,629.13	4,937,678.82	12/01/23
72	30308780	LO	Bedford	TX	Actual/360	4.588%	16,814.45	10,061.74	0.00	N/A	01/01/25	--	4,397,849.62	4,387,787.88	10/01/23
73	30308781	MF	Fresno	CA	Actual/360	4.260%	18,105.00	0.00	0.00	N/A	11/01/24	--	5,100,000.00	5,100,000.00	12/01/23
74	30308782	MF	Montgomery	AL	Actual/360	4.327%	14,915.92	9,906.99	0.00	N/A	11/01/24	--	4,136,607.78	4,126,700.79	12/01/23
75	30308783	SS	Broussard	LA	Actual/360	4.550%	15,555.49	9,545.29	0.00	N/A	11/01/24	--	4,102,545.86	4,093,000.57	12/01/23
76	30308784	RT	Austin	TX	Actual/360	4.485%	16,127.31	0.00	0.00	N/A	12/01/24	--	4,315,000.00	4,315,000.00	12/01/23
78	30308786	LO	Quincy	FL	Actual/360	4.598%	10,739.98	15,798.81	0.00	N/A	01/01/25	--	2,802,953.06	2,787,154.25	12/01/23
79	30308787	RT	Houston	TX	Actual/360	4.380%	12,906.96	6,826.46	0.00	N/A	12/01/24	--	3,536,154.39	3,529,327.93	12/01/23
81	30308789	RT	Leitchfield	KY	Actual/360	4.450%	13,720.83	0.00	0.00	N/A	11/01/24	--	3,700,000.00	3,700,000.00	12/01/23
83	30308791	RT	New Ulm	MN	Actual/360	4.170%	10,303.08	6,264.03	0.00	N/A	01/01/25	--	2,964,915.56	2,958,651.53	12/01/23
84	30308792	RT	Henderson	NV	Actual/360	5.070%	10,766.24	5,467.00	0.00	N/A	01/01/25	--	2,548,221.72	2,542,754.72	12/01/23
85	30308793	MF	Tucson	AZ	Actual/360	4.200%	7,716.31	3,836.72	0.00	N/A	01/01/25	--	2,204,659.39	2,200,822.67	12/01/23
86	30308794	RT	Katy	TX	Actual/360	4.200%	5,795.50	3,984.84	0.00	N/A	01/01/25	--	1,655,858.49	1,651,873.65	12/01/23
87	30308795	MF	Columbia	SC	Actual/360	5.570%	7,845.82	2,367.75	0.00	N/A	12/01/24	--	1,690,302.20	1,687,934.45	12/01/23
88	30308796	MH	Sparks	NV	Actual/360	5.100%	6,728.97	2,962.68	0.00	N/A	11/01/24	--	1,583,287.77	1,580,325.09	12/01/23
Totals							3,085,020.65	1,722,605.91	0.00				826,343,605.00	824,620,999.14
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	30,341,977.28	31,827,585.96	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,201,487.53	7,196,863.47	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	17,876,489.54	22,325,009.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	2,054,217.18	2,245,836.48	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,771,021.40	2,879,027.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,875,071.48	6,802,004.95	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	(378,907.14)	01/01/23	03/31/23	11/13/23	3,779,112.95	27,086.79	82,219.41	1,024,300.09	968,274.55	0.00
13	2,113,312.18	2,394,093.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,089,716.28	1,088,652.41	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,433,929.02	1,337,406.07	--	--	--	0.00	0.00	87,532.38	87,532.38	350.83	0.00
18	1,902,259.59	1,991,531.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,781,961.55	2,064,385.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	982,216.29	0.00	--	--	--	0.00	0.00	85,810.00	85,810.00	0.00	0.00
22	1,540,799.47	1,579,595.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,154,919.88	0.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,622,071.31	1,547,618.20	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,634,206.57	1,697,318.96	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,025,845.22	5,844,551.13	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	17,704.53	0.00
29	1,166,795.65	868,322.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,078,439.50	949,137.17	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,200,089.94	1,226,607.95	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,224,082.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,800,877.86	1,872,702.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	962,888.71	2,111,041.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,347,683.10	1,234,884.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,943,052.54	1,763,789.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,107,145.38	1,183,452.30	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,568,743.54	1,586,924.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1,143,241.63	1,093,662.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1,116,625.89	1,100,707.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	832,442.31	833,472.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,058,127.43	967,616.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,426,755.88	1,232,839.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	804,254.57	856,543.84	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	838,562.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1,365,968.52	1,307,825.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	865,839.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	753,834.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1,175,384.86	1,284,097.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	596,047.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	876,049.36	942,251.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
69	1,508,261.15	1,255,845.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
71	308,440.40	485,963.72	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
72	877,241.78	0.00	--	--	--	0.00	0.00	26,826.71	53,677.78	0.00	0.00
73	635,078.16	1,059,218.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	399,574.21	399,457.43	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
78	879,993.26	566,751.82	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
79	372,885.61	361,370.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
81	349,825.04	615,481.67	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
83	312,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	391,956.29	153,534.89	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
86	305,760.00	305,760.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
87	222,648.79	249,837.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	113,218,098.90	120,311,671.97				3,779,112.95	27,086.79	282,388.50	1,251,320.25	986,329.91	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/15/23	1	4,387,787.88	0	0.00	1	17,383,373.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480033%	4.454254%	12
11/17/23	1	4,397,849.62	0	0.00	1	17,417,568.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480007%	4.454228%	13
10/17/23	0	0.00	0	0.00	1	17,449,581.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.479979%	4.454200%	14
09/15/23	0	0.00	0	0.00	1	17,483,542.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.479952%	4.454174%	15
08/17/23	0	0.00	0	0.00	1	17,515,314.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.479924%	4.454146%	16
07/17/23	0	0.00	0	0.00	1	17,546,970.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.479897%	4.454119%	17
06/16/23	0	0.00	0	0.00	1	17,580,585.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.479870%	4.454093%	18
05/17/23	0	0.00	0	0.00	1	17,612,002.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.479843%	4.454066%	19
04/17/23	0	0.00	1	17,645,387.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.479817%	4.454040%	20
03/17/23	0	0.00	1	17,676,567.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.479790%	4.454013%	21
02/17/23	1	17,713,906.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.479767%	4.453991%	22
01/18/23	1	17,744,835.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.479740%	4.453964%	23
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	30308720	01/01/23	10	6	82,219.41	1,024,300.09	2,380,588.28	17,744,835.25	08/10/20	2
17	30308725	11/01/23	0	B	87,532.38	87,532.38	350.83	15,105,942.96
21	30308729	11/01/23	0	B	85,810.00	85,810.00	16,169.19	11,795,052.85	02/10/23	9
72	30308780	10/01/23	1	1	26,826.71	53,677.78	19,637.35	4,407,313.49	09/01/21	98
Totals					282,388.50	1,251,320.25	2,416,745.65	49,053,144.55
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		552,771,499	535,388,125	17,383,374		0
13 - 24 Months		253,512,271	249,124,483	4,387,788		0
25 - 36 Months		14,359,560	14,359,560	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		3,977,670	3,977,670	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	824,620,999	802,849,838	4,387,788	0	17,383,374	0
Nov-23	826,343,605	804,528,187	4,397,850	0	17,417,568	0
Oct-23	827,963,565	810,513,983	0	0	17,449,582	0
Sep-23	829,673,776	812,190,234	0	0	17,483,542	0
Aug-23	831,280,978	813,765,663	0	0	17,515,314	0
Jul-23	832,882,022	815,335,052	0	0	17,546,970	0
Jun-23	834,573,996	816,993,411	0	0	17,580,585	0
May-23	836,162,425	818,550,422	0	0	17,612,003	0
Apr-23	837,842,234	820,196,847	0	17,645,387	0	0
Mar-23	839,418,142	821,741,575	0	17,676,567	0	0
Feb-23	841,281,686	823,567,780	17,713,906	0	0	0
Jan-23	842,844,413	825,099,578	17,744,835	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30308718	20,435,421.83	20,435,421.83	32,000,000.00	11/01/20	6,133,501.59	4.14000	06/30/23	02/01/25	252
12	30308720	17,383,373.73	17,744,835.25	18,300,000.00	01/23/23	(408,036.89)	(1.42000)	03/31/23	12/01/24	252
21	30308729	11,753,130.27	11,795,052.85	21,800,000.00	06/17/14	822,148.29	0.80000	09/30/22	09/01/24	188
55	30308763	6,211,322.12	6,211,322.12	10,500,000.00	10/07/14	794,267.44	1.84000	09/30/22	12/01/24	252
72	30308780	4,387,787.88	4,407,313.49	7,500,000.00	09/01/14	877,241.78	2.72000	06/30/22	01/01/25	252
Totals		60,171,035.83	60,593,945.54	90,100,000.00		8,219,122.21

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	30308718	LO	CA	11/30/23	98
	12/11/2023 - The Loan transferred to Special Servicing on 12/7/2023. Special Servicer has engaged counsel and requested due diligence documents from the Borrower.

12	30308720	OF	NY	08/10/20	2

12/11/2023 - Loan transferred to special servicing following the occurrence of a payment default, among other non-monetary defaults. Lender has filed a foreclosure complaint and a receiver was appointed as of 3/21/2022. The court granted

	lender''s motion for summary judgment. However, prior to the entry of a foreclosure judgment, the court will appoint a referee to compute the amount owed by the Borrower, which is ongoing.

21	30308729	LO	NC	02/10/23	9

12/11/2023 - Loan has recently transferred to SS for failure to comply with Cash Management. Special Servicer has connected with Borrower and is negotiating the execution of the PNL and determining next steps; sent Borrower second notice

	of default from C ounsel. Sending notice of acceleration if Borrower doesn''t comply with CMA and cure CMA default by year end.

55	30308763	RT	CA	07/10/23	98

12/11/2023 - Loan transferred to SS on 7/10/2023 due to Borrower''s non-compliance with CM. Borrower provided past due financials and CM is being implemented. SS continues to evaluate the Loan and its collateral.

72	30308780	LO	TX	09/01/21	98

12/11/2023 - The Loan transferred for Imminent Non-Monetary Default due to the Borrower''s failure to provide financial statements and failure to comply with cash management. Special Servicer continues to negotiate a settlement with the

	Borrower. Debt ser vice payments remain current and expect a resolution shortly.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
32	30308740	9,786,218.69	4.45000%	9,767,100.19 4.45000%		10	03/25/21	03/25/21	04/22/21
Totals		9,786,218.69		9,767,100.19
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	30308711	09/17/20	45,547,140.93	66,000,000.00	49,876,471.88	2,759,606.62	48,306,747.55	45,547,140.93	0.00	0.00	0.00	0.00	0.00%
6	30308714	12/16/22	27,429,945.70	48,200,000.00	2,762.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
11	30308719	11/18/22	18,252,700.98	24,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
53	30308761	02/18/21	6,806,160.71	4,000,000.00	2,575,683.80	2,484,198.93	2,575,683.80	91,484.87	6,714,675.84	0.00	(19,972.50)	6,734,648.34	89.79%
57	30308765	05/17/22	6,269,117.70	2,600,000.00	3,942,515.66	171,451.09	3,942,515.66	3,771,064.57	2,498,053.13	0.00	(6,087.16)	2,504,140.29	36.29%
80	30308788	03/17/22	3,791,549.11	3,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
82	30308790	05/17/21	3,407,085.34	3,980,000.00	3,400,864.22	94,261.48	3,400,864.22	3,306,602.74	100,482.60	0.00	75,507.79	24,974.81	0.69%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			111,503,700.47	153,580,000.00	59,798,298.01	5,509,518.12	58,225,811.23	52,716,293.11	9,313,211.57	0.00	49,448.13	9,263,763.44

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/17/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	226,093.94	0.00	0.00	0.00	0.00	0.00	0.00
3	30308711	09/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	30308714	12/27/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	30308719	11/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	30308761	10/17/23	0.00	0.00	6,734,648.34	0.00	0.00	(11,555.52)	0.00	0.00	6,734,648.04
		10/17/22	0.00	0.00	6,746,203.86	0.00	0.00	697.06	0.00	0.00
		05/17/22	0.00	0.00	6,745,506.80	0.00	0.00	101.50	0.00	0.00
		04/18/22	0.00	0.00	6,745,405.30	0.00	0.00	398.37	0.00	0.00
		02/17/22	0.00	0.00	6,745,006.93	0.00	0.00	384.00	0.00	0.00
		01/18/22	0.00	0.00	6,744,622.93	0.00	0.00	139.28	0.00	0.00
		12/17/21	0.00	0.00	6,744,483.65	0.00	0.00	3,495.38	0.00	0.00
		10/18/21	0.00	0.00	6,740,988.27	0.00	0.00	1,593.00	0.00	0.00
		07/16/21	0.00	0.00	6,739,394.97	0.00	0.00	24,719.13	0.00	0.00
		02/18/21	0.00	0.00	6,714,675.84	0.00	0.00	6,714,675.84	0.00	0.00
57	30308765	08/17/23	0.00	0.00	2,504,140.29	0.00	0.00	58.78	0.00	0.00	2,504,140.29
		09/16/22	0.00	0.00	2,504,081.51	0.00	0.00	6,028.38	0.00	0.00
		05/17/22	0.00	0.00	2,498,053.13	0.00	0.00	2,498,053.13	0.00	0.00
80	30308788	03/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
82	30308790	07/17/23	0.00	0.00	24,974.81	0.00	0.00	(75,507.79)	0.00	0.00	24,974.81
		05/17/21	0.00	0.00	100,482.60	0.00	0.00	100,482.60	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	226,093.95	9,263,763.44	0.00	0.00	9,263,763.14	0.00	0.00	9,263,763.14

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	3,628.66	0.00	0.00	13,321.37	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	2,457.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	554.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.59	0.00	0.00	0.00
55	0.00	0.00	1,296.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	0.00	0.00	236.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	0.00	0.00	304.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	916.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,298.84	0.00	1,095.14	13,321.37	0.00	0.00	3.59	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		22,718.94

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30